Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of changes in right-of-use assets

(in thousands of Russian Roubles)	2020	2019
Balance at January 1	279,249	345,051
Additions to right-of-use assets	—	6,391
Modification of right-of-use assets	10,754	2,756
Depreciation charge for the year	(75,182)	(74,365)
Translation difference	299	(584)
Balance at December 31	215,120	279,249

Summary of changes in lease liabilities

(in thousands of Russian Roubles)	2020	2019
Balance at January 1	290,618	343,455
New leases	—	6,391
Modification of leases	10,754	2,756
Interest on lease liabilities	26,334	32,941
Payment of interest on lease liabilities	(26,334)	(32,941)
Payment of lease liabilities	(59,737)	(61,376)
Translation difference	362	(608)
Balance at December 31	241,997	290,618
including:
Current portion	77,752	59,816
Non-current portion	164,245	230,802

Summary of information about lease costs recognized

(iii)  Amounts recognized in the consolidated statement of income and comprehensive income

(in thousands of Russian Roubles)	2020	2019	2018
Leases under IFRS 16
Interest on lease liabilities	26,334	32,941	—
Depreciation charge on right-of-use assets	75,182	74,365	—
Expenses relating to short-term leases	16,995	16,394	—
Total	118,511	123,700	—
Operating leases under IAS 17
Lease expense	—	—	84,638

(iv)  Amounts recognized in the consolidated statement of cash flows

(in thousands of Russian Roubles)	2020	2019
Total cash outflow for leases	103,065	110,710